Business Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Business Segments
9. BUSINESS SEGMENTS
Operating segments are components of an enterprise that engage in business activities from which it may earn revenue and incur expenses, for which separate financial information is available, and is evaluated regularly by the chief operating decision maker in assessing performance and deciding how to allocate resources. All of AES Ohio’s current business consists of the transmission, distribution and sale of electric energy, and therefore AES Ohio had only one reportable segment, led by our Chief Executive Officer and Chief Financial Officer, who, collectively, are the Chief Operating Decision Maker. The primary segment performance measures are income / (loss) before income tax and net income / (loss) as management has concluded that these measures best reflect the underlying business performance of AES Ohio and are the most relevant measures considered in AES Ohio’s internal evaluation of the financial performance of its segment. See Note 1, “
Overview and Summary of Significant Accounting Policies
” for further information on AES Ohio.
The following tables present financial information for AES Ohio’s reportable business segment:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
Revenue	$292.7	$225.4	$772.4	$656.6
Net purchased power	113.6	84.1	290.9	242.8
Operation and maintenance	70.4	66.3	199.1	187.8
Depreciation and amortization	29.4	25.2	87.2	68.0
Taxes other than income taxes	36.3	28.1	100.2	84.2
Interest expense	14.6	11.8	43.0	34.7
Other segment items (a)	0.6	(0.7)	2.3	(2.1)

Income before income tax	27.8	10.6	49.7	41.2
Income tax expense / (benefit)	10.9	(1.9)	16.6	4.2

Net income / (loss)	$16.9	$12.5	$33.1	$37.0

Capital expenditures	98.6	161.5	$256.1	$449.6

	September 30, 2025	December 31, 2024
Total assets	$3,531.9	$3,355.2

(a)	Other segment items primarily includes other miscellaneous gains and losses in Other income / (expense), net.

11. BUSINESS SEGMENTS
All of AES Ohio’s current business consists of the transmission, distribution and sale of electric energy, and therefore AES Ohio had only one reportable segment, led by our Chief Executive Officer and Chief Financial Officer, who, collectively, are the Chief Operating Decision Maker. The primary segment performance measures are income / (loss) before income tax and net income / (loss) as management has concluded that these measures best reflect the underlying business performance of AES Ohio and are the most relevant measures considered in AES Ohio’s internal evaluation of the financial performance of its segment. The Chief Operating Decision Maker uses income / (loss) before income tax and net income / (loss) to allocate resources and capital in the annual budget and forecasting process, including making decisions on where to reinvest profits to support AES Ohio’s growth. On a monthly basis, the Chief Operating Decision Maker reviews variances in budget versus actual results and monitors changes in forecasted results to assess the underlying operating performance and analyze risks and opportunities for AES Ohio. See Note 1, “
Overview and Summary of Significant Accounting Policies”
for further information on AES Ohio.

	For the years ended December 31,
$ in millions	2024	2023	2022
Revenue	$867.6	$852.0	$860.1
Net purchased power	315.4	346.0	469.0
Operation and maintenance	258.3	229.8	185.1
Depreciation and amortization	93.4	80.7	78.7
Taxes other than income taxes	113.4	100.6	85.1

	For the years ended December 31,
$ in millions	2024	2023	2022
Interest expense	48.2	25.8	28.8
Other segment items (a)	(1.2)	(5.8)	(2.4)

Income before income tax	40.1	74.9	15.8
Income tax expense / (benefit)	3.2	13.5	(3.1)

Net income / (loss)	$36.9	$61.4	$18.9

Capital expenditures	$547.9	$384.3	$283.7

	As of December 31,
	2024	2023	2022
Total assets	$3,355.2	$2,871.0	$2,405.9

(a)	Other segment items primarily includes other miscellaneous gains and losses in Other income, net.